Business Operations - Additional Information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Segment acquisition	Jun. 30, 2015 USD ($) acquisition	Dec. 31, 2015 USD ($) Segment acquisition	Dec. 31, 2014 USD ($) acquisition	Dec. 31, 2013 USD ($) acquisition
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable operating segments | Segment	3		3
Number of companies acquired | acquisition	6	7	12	8	17
Consideration transferred, cash	$ 4.9	$ 23.8	$ 49.7
Consideration transferred, liabilities assumed	$ 0.3	$ 3.3	6.6
Consideration transferred			56.3	$ 8.6	$ 31.3
Loss on disposition of business			10.9
Disposal group, impairment assets			4.3
Disposal group, non-cash impairment in connection with the permit lapse			$ 2.1